Summary of Signification Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Summary of Signification Accounting Policies [Line Items]
Amount in excess of government insurance	$ 638,000		$ 1,221,685
Deferred revenue recognized	$ 990,981	$ 484,115
Sale of goods percentage	86.00%
Revenues percentage	14.00%
Minimum [Member]
Summary of Signification Accounting Policies [Line Items]
Approximately cash balances	$ 55,000
Maximum [Member]
Summary of Signification Accounting Policies [Line Items]
Approximately cash balances	$ 128,000